Income Taxes (Details - Components of income tax expense (benefit)) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current	$ 0	$ 0
Deferred	0	0
Income tax benefit	$ 0	$ 0